Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Share issued
The following table summarizes the number of Common and Series A Common Shares issued.

	Common Shares	Series A Common Shares	Common Treasury Shares
(Shares in millions)
Balance at December 31, 2017	126	7	22
Dividend reinvestment, incentive and compensation plans	—	—	(3)
Balance at December 31, 2018	126	7	19
Dividend reinvestment, incentive and compensation plans	—	—	(1)
Balance at December 31, 2019	126	7	18
Repurchase of Common Shares	—	—	1
Balance at December 31, 2020	126	7	19